RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17:       RELATED PARTY TRANSACTIONS

ClientConnect and Conduit entered into agreements pursuant to which the parties agreed to provide and receive certain administrative and business support services and systems, including data services, information technology, information security and management information systems, for consideration at market terms, from each other. In September 2014, following the Company’s moving of its offices to Holon, the above mentioned services were no longer provided. During 2014, ClientConnect received $1,645, of services from Conduit, and provided $142, of services to Conduit.